Intangible Assets (Tables)	6 Months Ended
Jul. 31, 2023
Intangible Assets
Schedule of intangible asset

	July 31,	January 31,
	2023	2023
Cost
Customer agreements and relationships	300,798	268,712
Existing technology	407,300	355,695
Trade names	10,197	9,026
Non-compete covenants	14,996	13,893
	733,291	647,326
Accumulated amortization
Customer agreements and relationships	162,689	151,016
Existing technology	269,436	248,867
Trade names	7,828	7,318
Non-compete covenants	11,312	10,317
	451,265	417,518
Net	282,026	229,808